Derivative liability (Tables)	12 Months Ended
Dec. 31, 2025
Derivative liability
Schedule of key assumptions used to determine the fair value of the derivative warrant liabilities

Year Ended
December 31,
2025
Share price	$1.31
Exercise price	$1.85
Risk-free interest rate	2.58%
Expected volatility	73%
Expected life in years	1.80
Expected dividend yield	Nil